Warrant liability (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Warrant Liability

	Year ended December 31,
	2020	2019
	£’000s	£’000s
January 1	131	1,006
Issued during the year	4,080	131
Settled during the year	(127)	—
Fair value changes during the year	46,691	(1,006)

At December 31	50,775	131

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The weighted average inputs to the Black-Scholes models used for the fair value of warrants granted during the year ended December 31 are as follows:

	Year ended December 31,
	2020	2019
Expected volatility (%)	84-85	67
Risk-free interest rate (%)	0.25-(0.05)	1.26
Expected life of warrants (years)	3	10.0
Market price of ADS ($)/ordinary shares (£)	$3.58	£0.83
Model used	Black-Scholes	Black-Scholes